ORGANIZATION AND BASIS OF PRESENTATION. (Details 2) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finished goods	$ 41,034	$ 35,778		$ 35,652
Work in progress	8,207	6,855		8,807
Raw materials	7,236	7,233		7,601
Low-carbon and RIN credits	4,150	6,130		7,952
Other	1,882	1,824		1,538
Total inventories	$ 62,509	$ 57,820	[1]	$ 61,550

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.